Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 2,981.1	¥ 2,920.7	¥ 2,904.0
General and administrative expenses	(1,816.2)	(1,812.4)	(1,724.8)
Others	38.9	24.6	(36.3)
Consolidated net business profit	1,203.8	1,132.9	1,142.9
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	772.9	776.4	749.2
General and administrative expenses	(347.9)	(344.8)	(325.3)
Others	53.7	45.6	48.0
Consolidated net business profit	478.7	477.2	471.9
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,311.7	1,313.9	1,272.7
General and administrative expenses	(1,027.7)	(1,041.1)	(1,000.6)
Others	15.6	12.1	10.0
Consolidated net business profit	299.6	284.9	282.1
Operating segments [member] | International Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	632.0	566.1	588.8
General and administrative expenses	(280.7)	(241.2)	(236.5)
Others	46.9	38.5	(23.9)
Consolidated net business profit	398.2	363.4	328.4
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	356.2	346.8	354.1
General and administrative expenses	(53.9)	(50.2)	(49.2)
Others	17.5	8.2	8.8
Consolidated net business profit	319.8	304.8	313.7
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(91.7)	(82.5)	(60.8)
General and administrative expenses	(106.0)	(135.1)	(113.2)
Others	(94.8)	(79.8)	(79.2)
Consolidated net business profit	¥ (292.5)	¥ (297.4)	¥ (253.2)